Prepaid Expenses (Details) - Schedule of Prepaid Expenses - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses [Abstract]
Prepaid marketing expenses - current	$ 3,871	$ 9,871
Other prepaid expenses	27,994	33,072
Total	$ 31,865	$ 42,943